Consolidated income statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net revenues	$ 2,766,481	$ 2,573,233	$ 3,033,990
Cost of sales	(2,228,410)	(2,274,357)	(2,393,936)
Gross profit	538,071	298,876	640,054
Operating expenses
Selling, general and administrative	(127,328)	(126,599)	(145,170)
Mineral exploration and project evaluation	(67,976)	(99,612)	(98,801)
Impairment loss of long-lived assets	(32,870)	(114,643)	(32,512)
Other income and expenses, net	(33,511)	(110,584)	(2,674)
Total operating expenses	(261,685)	(451,438)	(279,157)
Operating income (loss)	276,386	(152,562)	360,897
Results from associates’ equity
Share in the results of associates	21,223	23,536	1,885
Total results from associates' equity	21,223	23,536	1,885
Net financial results
Financial income	24,028	25,793	25,018
Financial expenses	(243,695)	(209,891)	(169,778)
Other financial items, net	(149,793)	17,040	9,949
Total net financial results	(369,460)	(167,058)	(134,811)
(Loss) income before income tax	(71,851)	(296,084)	227,971
Income tax benefit (expense)	(115,556)	4,274	(150,983)
Net (loss) income for the year	(187,407)	(291,810)	76,988
Attributable to NEXA's shareholders	(205,030)	(291,968)	49,695
Attributable to non-controlling interests	17,623	158	27,293
Net (loss) income for the year	$ (187,407)	$ (291,810)	$ 76,988